PENSION AND OTHER POSTRETIREMENT BENEFIT PROGRAMS - Changes in Fair Value Measurements that Used Significant Unobservable Inputs (Details) - Other holdings - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of period	$ 76
End of period	115	$ 76
Significant unobservable inputs (Level 3)
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Beginning of period	10	10
Purchases	1	0
End of period	$ 11	$ 10